Cash flow information (Tables)	12 Months Ended
Jun. 30, 2025
Statement of cash flows [abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2025	2024	2023
Cash at bank	161,158	62,563	70,920
Deposits at call	393	397	398
	161,551	62,960	71,318

(in U.S. dollars, in thousands)	For the year ended June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2025	2024	2023
Loss for the period	(102,142)	(87,956)	(81,889)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	6,400	4,666	4,107
Finance costs	22,901	22,792	20,122
Remeasurement of contingent consideration	14,887	9,693	(8,771)
Remeasurement of warrant liabilities	4,962	(779)	2,205
Equity settled share-based payment	22,088	5,870	3,655
Restructure of short-term incentive	6,711	—	—
Deferred tax benefit	330	(191)	(212)
Gain on derecognition of right-of-use assets	—	—	(76)
Adjustment for pre-launch inventory	(23,072)	—	—
Foreign exchange (gains)/losses	23	78	62
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	5,021	(15,466)	(118)
Decrease/(increase) in inventory	826	—	—
(Increase)/decrease in prepayments	(3,018)	807	1,650
Increase/(decrease) in trade and other payables	11,780	(12,378)	(398)
Decrease/(increase) in tax assets	1,268	1,490	(2,388)
(Decrease)/increase in provisions	(18,919)	22,916	(1,218)
Net cash outflows used in operations	(49,954)	(48,458)	(63,269)